EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

12. EQUITY

Ordinary shares

Meiwu Technology Company Limited is established under the laws of British Virgin Islands on December 4, 2018 with 50,000 authorized and issued ordinary shares of par value USD$1.00 each in class. Subsequently on November 15, 2019, the Company issued 16,666 new shares for $16,666, with a par value of USD$1.00, and issued ordinary shares became 66,666 in total. On November 27, 2019, the board of directors of the Company approved written resolutions that the authorized and issued shares in the Company change from a par value of USD$1.00 each of a single class to no par value each of a single class, and that the 66,666 shares of no par value each of a single class in issue be divided pro-rata into 20,000,000 shares of no par value each of a single class. As a part of the company’s recapitalization prior to completion of its initial public offering, the Company has retroactively restated all shares and per share data.

The Company completed IPO of 5,000,000 shares of ordinary shares and 999,910 ordinary shares offered by the selling shareholder, Eternal Horizon International Company Limited at a price of US$5.00 per share to the public for a total of $29,999,550 of gross proceeds. Net proceeds were $26.5 million after deducting $3.5 million in underwriter’s fee and expenses.

On November 23, 2021, the Company entered into a Share Purchase Agreement (“SPA”) with Boxinrui International Holdings Limited, a British Virgin Islands business company (the “Anxin BVI”), and all the shareholders of Anxin BVI, who collectively hold 100% issued and outstanding shares of Anxin BVI (the “Sellers”). Anxin BVI indirectly owns 100% of Beijing Anxin Jieda Logistics Co., Ltd. (“Anxin”), a company organized under the laws of the PRC, via Anxin BVI’s wholly-owned subsidiary in Hong Kong, Hong Kong Anxin Jieda Co., Limited. Anxin is a company engaging in the business of transportation and logistics based in Beijing, China. Pursuant to the SPA, at the closing, we shall deliver to the Sellers a total of 7,968,755 ordinary shares, no par value (“Ordinary Shares”), however, if the audit of the Anxin’s financial statements for the years ended December 31, 2020 and 2019 is not completed by the sixty-fifth (65th) day following the date of the SPA, the 50% of the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. As of March 11, 2022, Anxin BVI failed to deliver the audited financial statements of Anxin for the year ended December 31, 2020 and 2019. Therefore, we entered into a termination agreement, (the “Termination Agreement”) pursuant to which, the parties agreed to terminate the transaction as contemplated by the SPA and the Sellers agreed to return 7,968,755 Ordinary Shares to the Company immediately and such Ordinary Shares were forfeited and reserved as the treasury shares of the Company on June 14, 2022.

In March 2022, the Company adopted a share incentive plan, which is referred to as the 2022 Equity Incentive Plan (“the 2022 Plan”). The purpose of the plan is to attract and retain the best available personnel for positions of substantial responsibility, provide additional incentive to employees, directors and consultants and promote the success of the Company’s business. Under the 2022 Plan, the maximum aggregate number of Shares that may be issued under the Plan is 4,945,313 Shares.

On March 31, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Magnum International Holdings Limited, a British Virgin Islands business company (the “Yundian BVI”), and all the shareholders of Yundian BVI, who collectively hold 100% issued and outstanding shares of Yundian BVI (the “Sellers”). Yundian BVI indirectly owns 100% of Dalian Yundian Zhiteng Technology Company Limited (“Yundian”), a company organized under the laws of the PRC, via Yundian BVI’s wholly-owned subsidiary in Hong Kong, Yun Tent Technology Company Limited. Yundian is a company engaging in the information technology and communication engineering based in Dalian, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yundian BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$8.1 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.9 per share, for a total of 9,000,000 Ordinary Shares (“Share Consideration”) provided, however, if the audit of the Yundian’s financial statements for the years ended December 31, 2021 and 2020 is not completed by the sixty-fifth (65th) day following the closing date of the transaction contemplated in the SPA, all the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. The closing of the Yundian SPA occurred on April 19, 2022.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. EQUITY (CONTINUED)

On June 23, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Mahaotiaodong Information Technology Company Limited, a British Virgin Islands business company (the “Mahao BVI”), and all the shareholders of Mahao BVI, who collectively hold 100% issued and outstanding shares of Mahao BVI (the “Sellers”). Mahao BVI indirectly owns 100% of Code Beating (Xiamen) Technology Company Limited (“Code Beating”), a company organized under the laws of the PRC, via Mahao BVI’s wholly-owned subsidiary in Hong Kong, DELIMOND Limited. Code Beating is a company engaging in providing Internet access and related services based in Xiamen, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Mahao BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.6 per share, for a total of 10,000,000 Ordinary Shares (“Share Consideration”) provided, however, if the audit of the Code Beating’s financial statements for the years ended December 31, 2021 and 2020 is not completed by the sixty-fifth (65th) day following the closing date of the transaction contemplated in the SPA, all the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. The closing of the Code Beating SPA occurred on June 23, 2022.

On December 12, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Xinfuxin International Holdings Limited, a British Virgin Islands business company (the “Yuanxing BVI”), and all the shareholders of Yuanxing BVI, who collectively hold 100% issued and outstanding shares of Yuanxing BVI (the “Sellers”). Yuanxing BVI indirectly owns 100% of Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”), a company organized under the laws of the PRC, via Yuanxing BVI’s wholly-owned subsidiary in Hong Kong, Antai Medical Limited. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yuanxing BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$9.6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.8 per share, for a total of 12,000,000 Ordinary Shares (“Share Consideration”). The closing of the Yuanxing SPA occurred on December 23, 2022.

On February 21, 2024 under the incentive plan registered of the Company issuance of 438,498 Ordinary Shares with a cost basis of $1.01 per share.

As of June 30, 2024 and December 31, 2023, 3,361,823 and 2,923,325 ordinary shares were issued and outstanding with no par value, respectively.

Share Consolidation

On November 27, 2023, the shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved by an ordinary resolution of a share consolidation (the “Share Consolidation”) that every thirty-five (35) issued and unissued ordinary shares of the Company be consolidated into one (1) ordinary shares issued. As a consequence of the Share Consolidation, the par value of each issued and authorized but unissued ordinary share of the Company will remain as no par value. The Company believes it is appropriate to reflect the Share Consolidation of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.

Additional Paid-in Capital

The additional paid-in capital at June 30, 2024 and December 31, 2023 was $44,515,833 and $44,515,833, respectively. During the six months ended June 30, 2024 and 2023, zero and $ 5,944,267 were contributed to the Company.